July 31, 1997
                  DREYFUS SHORT INTERMEDIATE GOVERNMENT FUND
                         SUPPLEMENT TO PROSPECTUS
                            DATED MARCH 1, 1997
                         AS REVISED JULY 1, 1997
        THE FOLLOWING INFORMATION SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE FUND'S PROSPECTUS.
        The Telephone Redemption Privilege is granted automatically unless you specifically refuse it by checking the applicable "No" box on the Account Application. The Telephone Redemption Privilege may be established for an existing account by a separate signed Shareholder Services Form or by oral request from any of the authorized signatories on the account by calling 1-800-645-6561.
                                                                    542s073197